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February 1, 2011

VIA EDGAR & OVERNIGHT MAIL

Mr. Jeffrey A. Foor, Esq.
Division of Investment Management
United States Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re: Variable Separate Account ("Registrant")
    SunAmerica Annuity and Life Assurance Company ("Depositor")
    Polaris Preferred Solution Variable Annuity
    Post-Effective Amendment No. 15 and Amendment No. 16 on Form N-4 File Nos. 333-137867 and 811-03859

Dear Mr. Foor:

     On behalf of the Registrant and Depositor, submitted herewith for filing pursuant to the Securities Act of 1933 ("1933 Act") and the Investment Company Act of 1940 ("1940 Act"), is Post-Effective Amendment No. 15 and Amendment No. 16 (collectively, the "Amendments") under the 1933 and 1940 Acts, respectively, to the Registration Statement on Form N-4 pursuant to Rule 485(a) of the 1940 Act.

     The purpose of filing the Amendments is to modify the annual contract maintanence fee, the calculation of the maximum penalty free withdrawal amount, the withdrawal charge schedule and the latest annuity date.

     REGISTRANT RESPECTIVELY REQUESTS SELECTIVE REVIEW OF THE AMENDMENTS. Registrant bases its request for selective review on the following:

     (i) The Staff recently reviewed and commented upon a filing that contained substantially similar disclosure to that contained herein;

     (ii) The relevant disclosure is contained in the Post-Effective Amendment No. 5 and No. 6 filed on June 15, 2010, File Nos. 333-157199 and 811-03859 ("Previous Filing").

     (iii) There are no material differences between the Amendments and the Previous Filing except for the changes outlined above.

     We have enclosed a courtesy copy of the Amendments marked to show the material changes against the Previous Filing.

     Under separate cover, we will submit a request for relief pursuant to Rule 485(b)(1)(vii) letter (the "(b)(1)(vii) Letter") requesting that the modifications in the Amendments be used as a template for other existing registration statements ("Other Filings"). The (b)(1)(vii) Letter will commit to incorporate the modifications in the Amendments, and any applicable Staff comments thereto, into the Other Filings by means of 485(b) filings.
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Mr. Jeffrey A. Foor
February 1, 2011
File Nos. 333-137867 and 811-03859
Page 2


     We have removed all financial statements and references to Independent Auditors from this filing, and therefore, make this filing without including an Auditor's consent. Registrant commits to file a post-effective amendment that will incorporate any Staff comments as well as include the appropriate financial statements and Auditor's consent.

     The Amendments will become effective on April 20, 2011. We kindly request that the Staff provide comments no later than April 11, 2011. We would then have sufficient time to work with the Staff to address any comments, file a 485(b) amendment reflecting those comments, and obtain relief pursuant to Rule 485(b)(1)(vii). We would appreciate the Staff's efforts to accommodate this schedule.

     Should you have any questions regarding this filing, please do not hesitate to contact me at (310) 772-6545.

Very truly yours,


/s/ Manda Ghaferi

Manda Ghaferi
Assistant General Counsel